Inventories - Details of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of inventories [Line Items]
Merchandise	₩ 151,303	₩ 201,126
Supplies	15,052	3,511
Inventories	166,355	204,637
Gross amount [member]
Disclosure of inventories [Line Items]
Merchandise	156,919	204,545
Supplies	15,052	3,511
Inventories	171,971	208,056
Accumulated impairment [member]
Disclosure of inventories [Line Items]
Merchandise	(5,616)	(3,419)
Supplies	0	0
Inventories	₩ (5,616)	₩ (3,419)